Note 7 - Risk Management -Internal Rating Exposure (Details)	12 Months Ended
Dec. 31, 2018
Probability of Default [Member] | 0 to 2 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0 to 2
Probability of Default [Member] | 2 to 5 [Member]
Disclosure of probability of default Line Items
Abridged Scale	2 to 5
Probability of Default [Member] | 5 to 11 [Member]
Disclosure of probability of default Line Items
Abridged Scale	5 to 11
Probability of Default [Member] | 11 to 39 [Member]
Disclosure of probability of default Line Items
Abridged Scale	11 to 39
Probability of Default [Member] | 39 to 194 [Member]
Disclosure of probability of default Line Items
Abridged Scale	39 to 194
Probability of Default [Member] | 194 to 1.061 [Member]
Disclosure of probability of default Line Items
Abridged Scale	194 to 1,061
Probability of Default [Member] | 1.061 to 2.121 [Member]
Disclosure of probability of default Line Items
Abridged Scale	1,061 to 2,121
Probability of Default [Member] | 2.121 to 4.243 [Member]
Disclosure of probability of default Line Items
Abridged Scale	> 2,021
Subject to 12 month ECL [Member]
Disclosure of probability of default Line Items
Abridged Scale	91.7
Subject to 12 month ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default Line Items
Abridged Scale	9.6
Subject to 12 month ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default Line Items
Abridged Scale	10.8
Subject to 12 month ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default Line Items
Abridged Scale	6.3
Subject to 12 month ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default Line Items
Abridged Scale	20.9
Subject to 12 month ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default Line Items
Abridged Scale	30.1
Subject to 12 month ECL [Member] | 194 to 1.061 [Member]
Disclosure of probability of default Line Items
Abridged Scale	12.2
Subject to 12 month ECL [Member] | 1.061 to 2.121 [Member]
Disclosure of probability of default Line Items
Abridged Scale	1.6
Subject to 12 month ECL [Member] | 2.121 to 4.243 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0.2
Subject to life time ECL [Member]
Disclosure of probability of default Line Items
Abridged Scale	8.3
Subject to life time ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0.0
Subject to life time ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0.1
Subject to life time ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0.0
Subject to life time ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0.4
Subject to life time ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default Line Items
Abridged Scale	1.8
Subject to life time ECL [Member] | 194 to 1.061 [Member]
Disclosure of probability of default Line Items
Abridged Scale	3.6
Subject to life time ECL [Member] | 1.061 to 2.121 [Member]
Disclosure of probability of default Line Items
Abridged Scale	1.2
Subject to life time ECL [Member] | 2.121 to 4.243 [Member]
Disclosure of probability of default Line Items
Abridged Scale	1.2